Document and Entity Information	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-37883
Entity Registrant Name	NUTANIX, INC.
Entity Central Index Key	0001618732
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0989767
Entity Address, Address Line One	1740 Technology Drive, Suite 150
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	400-3125
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Trading Symbol	NTNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false